Notes Payable (Schedule of Convertible Notes Payable) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 1,133,140	$ 1,989,975	$ 2,876,950
Less: Unamortized original issue discounts		888,075	752,126
Less: Unamortized original issue discounts	455,594
Current Portion of Convertible Notes Payable	677,546	1,101,900	2,124,824
Long-term Portion of Convertible Notes Payable
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			382,000
Convertible Notes Payable one [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			200,000
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		24,150	168,750
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			112,500
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable			1,325,000
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	75,465		322,580
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	430,000		366,120
Convertible Notes Payable Seven [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable
Convertible Notes Payable Eight [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	325,000
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	134,375
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 168,300	1,000
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		121,200
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		825,000
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		250,000
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		338,625
Convertible Notes Payable Sixteen [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		$ 430,000